Consolidated Balance Sheets - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents		$ 3,949	$ 33,644
Restricted cash		1,500	0
Marketable securities		0	69,173
Trade accounts receivable		1,444	5,327
Inventories		15,375	4,142
Prepaid and other current assets		9,181	13,496
Total current assets		31,449	125,782
Non-current assets:
Property, plant and equipment, net		26,852	24,271
Right-of-use asset		9,433	12,813
Intangible assets, net		7,886	10,132
Other non-current assets		1,800	1,701
Total assets		77,420	174,699
Current liabilities:
Accounts payable		4,798	1,799
Operating lease obligation, current portion		3,802	3,800
Contingent consideration		0	33,900
Contract liabilities, current portion		26,951	24,137
Accrued expenses and other current liabilities		13,651	17,906
Warrants to purchase common stock	[1],[2]	18,554	0
Senior Secured Convertible Notes - current	[3],[4]	63,520	0
Total current liabilities		131,276	81,542
Non-current liabilities:
Operating lease obligation, net of current portion		6,056	9,051
Contract liabilities, net of current portion		13,416	0
Other non-current liabilities		2,111	1,796
Total liabilities		152,859	92,389
Commitments and Contingencies (Note 9)
STOCKHOLDERS' (DEFICIT) EQUITY
Additional paid in capital		1,922,730	1,902,213
Accumulated other comprehensive loss		0	(110)
Accumulated deficit		(1,998,197)	(1,819,821)
Total stockholders' (deficit) equity		(75,439)	82,310
Total liabilities and stockholders' (deficit) equity		77,420	174,699
Preferred Stock [Member]
STOCKHOLDERS' (DEFICIT) EQUITY
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding as of December 31, 2023 and 2022		0	0
Common Class A [Member]
STOCKHOLDERS' (DEFICIT) EQUITY
Common stock Value		22	22
Common Class B [Member]
STOCKHOLDERS' (DEFICIT) EQUITY
Common stock Value		$ 6	$ 6

[1]	Warrants to purchase common stock includes Company Warrants issued to a related party in conjunction with the Convertible Notes issued November 21, 2023. As of December 31, 2023, the fair value of the Company Warrants was $2.2 million.
[2]	Warrants to purchase common stock includes Company Warrants issued to our Chief Executive Officer (the “CEO”) and our Chief Technology Officer (the “CTO”) in conjunction with the Convertible Notes issued November 21, 2023. As of December 31, 2023, the fair values of the CEO’s and CTO’s Company Warrants were $1.8 million and $0.9 million, respectively.
[3]	A related party held Convertible Notes with a fair value of $5.1 million as of December 31, 2023.
[4]	The CEO and CTO hold Convertible Notes whose fair values were $7.1 million and $3.6 million, respectively as of December 31, 2023.